Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk [Member] | Interest rate hedge [Member] | Swap one [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ 53,221	$ 8,670
Currency risk [Member] | Exchange rate hedge [Member] | Swap Two [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	56,494	48,930
Currency risk [Member] | Exchange rate hedge [Member] | Swap three [Member] | Unsecured Obligations (Bonds) [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	3,682	(17)
Currency risk [Member] | Exchange rate hedge [Member] | Forward one [Member] | Operational Income [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	(2,725)	$ 2,008
Currency risk [Member] | Exchange rate hedge [Member] | Forward two [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	(802)
Currency risk [Member] | Exchange rate hedge [Member] | Forward three [Member] | Unsecured Obligations (Bonds) [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ (509)